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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07
                                               -------

Check Here if Amendment [X]; Amendment Number: 32

This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Neumeier Investment Counsel LLC
      -------------------------------
Address: 26435 Carmel Rancho Blvd., Suite 200
         ------------------------------------
         Carmel, CA 93923
         ------------------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Neumeier
       -------------------------------
Title: President
       -------------------------------
Phone: 831-625-6355
       -------------------------------

Signature, Place, and Date of Signing:

/s/ PETER NEUMEIER   Carmel, California   5/14/07
------------------   ------------------   -------
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-4792 Neumeier Investment Counsel LLC
   ------------------------------------
[Repeat as necessary.]

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
                                        ---------

Form 13F Information Table Entry Total:    36
                                        ---------

Form 13F Information Table Value Total:   $215789
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
---------------------------------------
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- -------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                        VOTING AUTHORITY
                                                                                                     ----------------------
                            TITLE
                             OF               VALUE    SHARES/   SH/   PUT/    INVSTMT      OTHER
NAME OF ISSUER              CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN     MANAGERS   SOLE   SHARED   NONE
------------------------- -------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
American Commercial Lines    COM   025195207     2591     82375                     82375       NONE  41500    40875
Brady Corporation            COM   104674106     3354    107500                    107500             41800    65700
Cal Dive International
 Inc.                        COM   12802T101     8676    710600                    710600            341600   369000
Casey's General Stores,
 Inc.                        COM   147528103     3859    154309                    154309            122794    31515
Cato Corporation             COM   149205106     1167     49900                     49900             26300    23600
Christopher & Banks Corp.    COM   171046105     2155    110660                    110660             77860    32800
Colonial BancGroup Inc.      COM   195493309     9133    369025                    369025            172500   196525
Columbia Sportswear Co.      COM   198516106     8853    142075                    142075             69900    72175
Columbus McKinnon Corp.      COM   199333105     5194    232000                    232000            159100    72900
Curtiss-Wright Corp.         COM   231561101     6224    161500                    161500             96300    65200
Dynamic Materials Corp.      COM   267888105     1515     46300                     46300             46300        0
Federated Investors Inc.     COM   314211103     9608    261650                    261650             81900   179750
FTI Consulting               COM   302941109     6795    202300                    202300            102300   100000
Graco Inc.                   COM   384109104      909     23200                     23200              7400    15800
Headwaters Inc.              COM   42210P102      363     16600                     16600             16600        0
Helix Energy Solutions
 Group                       COM   42330P107     2424     65000                     65000             22004    42996
Holly Corporation            COM   435758305     1437     24225                     24225             11800    12425
IPC Holdings Ltd.            COM   G4933P101     8860    307093                    307093            156118   150975
Jack Henry & Associates
 Inc.                        COM   426281101     7552    314000                    314000            157550   156450
Jacobs Engineering Group     COM   469814107    10873    233070                    233070            114100   118970
JB Hunt Transport
 Services                    COM   445658107     9181    349900                    349900            118700   231200
Kaydon Corporation           COM   486587108    10430    245075                    245075            110400   134675
Kirby Corporation            COM   497266106    10277    293800                    293800            153600   140200
Korn/Ferry International     COM   500643200     8388    365650                    365650            172400   193250
Ladish Co Inc.               COM   505754200    10439    277350                    277350            139300   138050
LMI Aerospace                COM   502079106     2206    118400                    118400             58800    59600
Marten Transport Ltd.        COM   573075108     8043    506500                    506500            244100   262400

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
COLUMN 1                  COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- -------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                        VOTING AUTHORITY
                                                                                                     ----------------------
                            TITLE
                             OF               VALUE    SHARES/   SH/   PUT/    INVSTMT      OTHER
NAME OF ISSUER              CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN     MANAGERS   SOLE   SHARED   NONE
------------------------- -------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Natco Group Inc. - A         CLA   63227W203     1457     42700                     42700             42700        0
Nuveen Investments Inc.      CLA   67090F106    10233    216345                    216345            102400   113945
Platinum Underwriters        COM   G7127P100     4662    145325                    145325             63600    81725
RBC Bearings Inc.            COM   75524B104     5977    178800                    178800            112500    66300
RPC Inc.                     COM   749660106     1467     88069                     88069             48336    39733
Streettracks Gold Trust      ETF   863307104     9342    142100                    142100                 0   142100
Superior Energy Service      COM   868157108     8792    255075                    255075            129400   125675
Tetra Technologies Inc.      COM   88162F105     4037    163375                    163375             93300    70075
Zebra Technologies Corp.     COM   989207105     9316    241275                    241275            111200   130075
                                                                    -